Financial Risk Factors and Risk Management - Interest Rate Risk Factors (Details)	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Factors and Risk Management
Variable rate and short-maturity investments (as percent)	67.00%	80.00%
Fixed rate and long-maturity financing (as percent)	85.00%	69.00%